Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Securities measured and designated at FVOCI	$ 56,099	$ 53,997
Securities measured at amortized cost	52,484	35,159
Securities mandatorily measured and designated at FVTPL	67,296	72,245
Total financial securities	$ 175,879	$ 161,401